JPMorgan Equity Income Fund Expense Example - A C I Shares [Member] - JPMorgan Equity Income Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 617
Expense Example, with Redemption, 3 Years	812
Expense Example, with Redemption, 5 Years	1,023
Expense Example, with Redemption, 10 Years	1,630
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,600
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859